General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Disclosure of detailed information about general and administrative expenses
During the years ended December 31, 2023 and 2022, the Company had the following sources of general and administrative expenses:

		For the year ended December 31,
	2023	2022
Salaries, consultants, and benefits	$2,373	$2,439
Professional fees	1,126	1,555
Investor relations and shareholder information	832	848
Transfer agent and filing fees	199	242
Administrative and office	924	895
Travel	152	170
Total	$5,606	$6,149